UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07094

Name of Fund: BlackRock New York Insured Municipal 2008 Term Trust, Inc. (BLN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New York
          Insured Municipal 2008 Term Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
          Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 – 09/30/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2007
 BlackRock New York Insured Municipal 2008 Term Trust (BLN)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—97.1%
		New York—97.1%
$1,000		Bath Central Sch. Dist., Ad Valorem Ppty.
		Tax GO, 4.00%, 6/15/08, FGIC	$1,003,870
2,250		Central Square Central Sch. Dist., Ad
		Valorem Ppty. Tax GO, 3.75%, 5/15/09,
		FGIC	2,260,890
		City of New York, Ad Valorem Ppty. Tax
		GO,
2,455	[1]	4.75%, 8/15/08, XLCA	2,506,383
2,265		4.75%, 8/15/09, XLCA	2,312,225
1,000		Ser. A, 5.20%, 8/01/10, FSA	1,023,050
45		Ser. C-1, 6.25%, 8/01/10, FSA	45,096
50		Ser. C-1, 6.375%, 8/01/08, MBIA	50,106
2,000	[2]	Ser. E, 6.20%, 8/01/08, MBIA	2,045,300
4,895		Ser. E, 6.20%, 8/01/08, MBIA	5,003,669
1,000		Cnty. of Erie, Pub. Impvt. Ad Valorem Ppty.
		Tax GO, Ser. A, 3.75%, 10/01/08, FGIC	1,003,040
		Cnty. of Monroe, Pub. Impvt. Ad Valorem
		Ppty. Tax GO,
455	[2]	4.00%, 3/01/09, FGIC	458,631
770		4.00%, 3/01/09, FGIC	775,929
		Dorm. Auth.,
3,500	[1]	Hlth., Hosp. & Nursing Home RB, Bronx-
		Lebanon Hosp. Ctr. Proj., 5.00%, 2/15/08,
		MBIA	3,571,715
5,000	[1]	Hlth., Hosp. & Nursing Home RB, Bronx-
		Lebanon Hosp. Ctr. Proj., 5.125%,
		2/15/08, ACA, FSA	5,104,800
500		Hlth., Hosp. & Nursing Home RB, W.K.
		Nursing Home Corp. Proj., 5.65%,
		8/01/09	505,835
1,000		Hlth., Hosp. & Nursing Home RB,
		Winthrop South Nassau Univ. Proj., Ser.
		A, 4.125%, 7/01/08, AMBAC	1,004,520
2,500		Misc. RB, St. Univ. Edl. Facs. Proj., Ser.
		A, 5.50%, 5/15/08, AMBAC	2,531,750
5,000		Misc. RB, St. Univ. Edl. Facs. Proj., Ser.
		A, 5.50%, 5/15/08, FGIC	5,063,500
6,000		Misc. RB, St. Univ. Edl. Facs. Proj., Ser.
		A, 5.50%, 5/15/08, CONNIE LEE	6,075,060
5,000		Misc. RB, St. Univ. Edl. Facs. Proj., Ser.
		A, 5.50%, 5/15/09, AMBAC	5,161,750
1,960		East Greenbush Central Sch. Dist., Ad
		Valorem Ppty. Tax GO, Ser. C, 4.00%,
		6/15/09, FSA	1,978,032
6,000		Env. Facs. Corp., Swr. RB Mun. Wtr. Proj.,
		4.00%, 6/15/09	6,057,180
1,185		Evans-Brant Central Sch. Dist., Ad Valorem
		Ppty. Tax GO, Ser. C, 3.75%, 12/15/08,
		FGIC	1,189,290
		Fayetteville-Manlius Central Sch. Dist., Ad
		Valorem Ppty. Tax GO,
1,125		3.75%, 6/15/09, FGIC	1,130,715
1,000		4.00%, 6/15/08, FGIC	1,003,870
1,000		Gen. Fund GO, Ser. F, 5.50%, 9/15/08,
		AMBAC	1,019,830
		Hsg. Fin. Agcy., Local or Gtd. Hsg. RB,
		Hsg. Mtg. Proj., Ser. A,
750		5.80%, 5/01/09, FSA	758,700
3,995		5.80%, 11/01/09, FSA	4,007,824
12,500		Long Island Pwr. Auth., Cash Flow Mgmt.
		Elec., Pwr. & Lt. RB, 5.00%, 4/01/08,
		MBIA	12,596,750
		Met. Transp. Auth., Trans. RB,
2,500	[2]	Ser. A, 6.10%, 7/01/08, MBIA	2,549,375
26,075	[2]	Ser. K, 6.00%, 7/01/08, MBIA	26,570,686

Principal
Amount
(000)		Description	Value
		New York— (cont'd)
		Mt. Sinai Union Free Sch. Dist., Ad
		Valorem Ppty. Tax GO,
$935		6.00%, 2/15/08, AMBAC	$943,798
930		6.10%, 2/15/09, AMBAC	962,652
1,075		6.10%, 2/15/10, AMBAC	1,137,253
		New York City Hlth. & Hosp. Corp., Hlth.,
		Hosp. & Nursing Home RB,
2,810		Ser. A, 3.75%, 2/15/09, FSA	2,818,936
2,000		Ser. A, 5.00%, 2/15/08, AMBAC	2,011,040
		New York City Mun. Wtr. Fin. Auth., Wtr.
		RB,
11,500		Ser. A, Zero Coupon, 6/15/09, MBIA	10,812,415
1,710	[2]	Ser. A, 6.00%, 6/15/08, FGIC	1,740,506
		New York City Transl. Fin. Auth., Pub.
		Impvts. Income Tax RB,
3,835	[2]	4.00%, 5/01/09, MBIA	3,867,713
7,800	[2]	Ser. B, 5.25%, 5/01/11, MBIA	8,249,436
250		Pwr. Auth., Elec., Pwr. & Lt. RB, Ser. CC,
		5.125%, 1/01/11, MBIA	262,315
1,030		Sodus Central Sch. Dist., Ad Valorem Ppty.
		Tax GO, 4.00%, 6/15/09, FGIC	1,039,476
5,000		Suffolk Cnty. Indl. Dev. Agcy., Swr. RB,
		6.00%, 2/01/08, FGIC	5,042,150
1,675		Suffolk Cnty. Wtr. Auth., Wtr. Util. Impvts.
		Wtr. RB, Ser. C, 5.75%, 6/01/08,
		AMBAC	1,692,990
		Thruway Auth.,
2,000		Hwy. Impvts. Hwy. Tolls RB, Ser. A,
		3.90%, 4/01/09, FSA	2,013,400
3,410		Hwy. Impvts. Misc. RB, Local Hwy. &
		Brdg. Proj., Ser. A-2, 5.375%, 4/01/09,
		MBIA	3,475,267
2,000		Hwy. Impvts. Sales Tax RB, Ser. B,
		4.00%, 4/01/09, MBIA	2,016,320
2,900		Hwy. Impvts. Sales Tax RB, Ser. B,
		5.25%, 4/01/11, MBIA	3,062,255
2,265	[2]	Triborough Brdg. & Tunl. Auth., Hwy. Tolls
		RB, Ser. A, 5.125%, 1/01/11, MBIA	2,330,073
		Urban Dev. Corp., Correctional Facs.
		Impvts. Lease Approp. RB,
2,000		Ser. A, 5.50%, 1/01/09, AMBAC	2,050,200
5,140		Ser. B, 5.25%, 1/01/10, AMBAC	5,295,485
		Total Long-Term Investments
		(cost $164,491,522)	167,193,051
		SHORT-TERM INVESTMENTS—2.0%
		New York—2.0%
		City of New York,
100	[3]	Ad Valorem Ppty. Tax GO, Ser. H,
		3.96%, 10/01/07, MBIA, FRDD	100,000
2,855	[3]	Pub. Impvts. Ad Valorem Ppty. Tax GO,
		Ser. A-6, 3.98%, 10/01/07, FSA, FRDD	2,855,000
500	[3]	Met. Transp. Auth., Fuel Sales Tax RB, Ser.
		B, 3.80%, 10/04/07, FSA, FRWD	500,000
		Total Short-Term Investments
		(cost $3,455,000)	3,455,000

 BlackRock New York Insured Municipal 2008 Term Trust (BLN) (continued)
(Percentages shown are based on Net Assets)

Total Investments —99.1% (cost $167,946,5224)	$170,648,051
Other assets in excess of liabilities —0.9%	1,630,954
Net Assets —100%	$172,279,005

[1]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[2]	Security is collateralized by Municipal or U.S. Treasury obligations.

[3]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2007.

[4]

Cost for federal income tax purposes is $167,862,822. The net unrealized appreciation on a tax basis is $2,785,229, consisting of $2,785,229 gross unrealized appreciation and $0 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 96.6% of the Trust's net assets.

ACA	— 3.0%
AMBAC	— 14.0%
CONNIE LEE	— 3.6%
FGIC	— 12.8%
FSA	— 9.4%
MBIA	— 51.0%
XLCA	— 2.8%

KEY TO ABBREVIATIONS
ACA	— American Capital Access
AMBAC	— American Municipal Bond Assurance Corp.
CONNIE LEE	— College Construction Loan Insurance Assoc.
FGIC	— Financial Guaranty Insurance Co.
FRDD	— Floating Rate Daily Demand
FRWD	— Floating Rate Weekly Demand
FSA	— Financial Security Assurance
GO	— General Obligation
MBIA	— Municipal Bond Insurance Assoc.
RB	— Revenue Bond
XLCA	— XL Capital Assurance

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Insured Municipal 2008 Term Trust, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke,
President & Chief Executive Officer of
BlackRock New York Insured Municipal 2008 Term Trust, Inc.

	Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke,
President & Chief Executive Officer (principal executive officer) of
BlackRock New York Insured Municipal 2008 Term Trust, Inc.

	Date:	November 20, 2007

	By:	/s/ Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of
BlackRock New York Insured Municipal 2008 Term Trust, Inc.

	Date:	November 20, 2007